Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	For the year ended December 31, 2023:
	Computers	Leasehold improvements	Development equipment	Furniture and office equipment	Total

Cost
At January 1, 2023	121	33	229	116	499
Additions	51	3	152	-	206

At December 31, 2023	172	36	381	116	705

Accumulated depreciation

At January 1, 2023	51	4	25	8	88
Depreciation	51	4	48	8	111

At December 31, 2023	102	8	73	16	199
Net book value:
As of December 31, 2023	70	28	308	100	506
*	Less than thousand dollars
For the year ended December 31, 2022:
	Computers	Leasehold improvements	Development equipment	Furniture and office equipment	Total

Cost
At January 1, 2022	84	7	64	81	236
Additions	37	26	165	35	263

At December 31, 2022	121	33	229	116	499

Accumulated depreciation

At January 1, 2022	22	1	8	3	34
Depreciation	29	3	17	5	54

At December 31, 2022	51	4	25	8	88
Net book value:
As of December 31, 2022	70	29	204	108	411
*	Less than thousand dollars